Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	72 Months Ended	84 Months Ended	108 Months Ended	120 Months Ended	132 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000155834_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000155834_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000155834_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,451
C000155834_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,921
C000155834_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,870
C000155834_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,857
C000155834_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,397
C000155834_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,862
C000155834_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,230
C000155834_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,383
C000155834_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,272
C000155834_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,196
C000155835_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI (All Country World Index) ex USA Index
C000155835_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000155835_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,040
C000155835_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,434
C000155835_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,430
C000155835_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,741
C000155835_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,428
C000155835_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,138
C000155835_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,167
C000155835_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,660
C000155835_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,012
C000155835_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,294
C000177582_0_LG_BBIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) ex USA Index
C000177582_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177582_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,809
C000177582_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,855
C000177582_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,101
C000177582_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,803
C000177582_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,326
C000177582_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,555
C000177582_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,973
C000177582_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,157
C000079292_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Series Global ex U.S. Index Fund
C000079292_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079292_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,071
C000079292_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,472
C000079292_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,414
C000079292_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,711
C000079292_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,423
C000079292_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,068
C000079292_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,119
C000079292_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,649
C000079292_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,871
C000079292_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,159
C000079292_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI (All Country World Index) ex USA Index
C000079292_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079292_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,040
C000079292_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,434
C000079292_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,430
C000079292_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,741
C000079292_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,428
C000079292_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,138
C000079292_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,167
C000079292_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,660
C000079292_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,012
C000079292_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,294
C000155834_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® SAI U.S. Low Volatility Index Fund
C000155834_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000155834_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,756
C000155834_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,757
C000155834_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,879
C000155834_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,325
C000155834_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,677
C000155834_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,888
C000155834_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,051
C000155834_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,331
C000155834_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,562
C000155834_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,938
C000155834_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity SAI U.S. Low Volatility Index Fund Linked Index℠
C000155834_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000155834_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,770
C000155834_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,798
C000155834_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,937
C000155834_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,409
C000155834_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,783
C000155834_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,033
C000155834_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,202
C000155834_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,508
C000155834_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,830
C000155834_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,247
C000155834_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity U.S. Low Volatility Focus Index℠
C000155834_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000155834_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,756
C000155834_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,757
C000155834_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,879
C000155834_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,193
C000155834_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,562
C000155834_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,743
C000155834_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,936
C000155834_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,225
C000155834_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,464
C000155834_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,848
C000195573_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® SAI International Value Index Fund
C000195573_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000195573_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	8,936
C000195573_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,394
C000195573_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	7,575
C000195573_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,781
C000195573_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,956
C000195573_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,770
C000195573_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,961
C000195573_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,996
C000195573_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity International Value Focus Index℠
C000195573_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000195573_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,030
C000195573_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,524
C000195573_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	7,670
C000195573_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,972
C000195573_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,158
C000195573_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,962
C000195573_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,288
C000195573_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,447
C000195573_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) ex USA Index
C000195573_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000195573_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,061
C000195573_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,101
C000195573_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,852
C000195573_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,794
C000195573_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,645
C000195573_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,829
C000195573_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,487
C000195573_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,882
C000218748_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI International Quality Index Fund
C000218748_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000218748_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,070
C000218748_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,644
C000218748_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,138
C000218748_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,600
C000218748_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,348
C000218748_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity International Quality Focus Index℠
C000218748_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000218748_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,074
C000218748_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,711
C000218748_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,236
C000218748_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,665
C000218748_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,574
C000218748_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) ex USA Index
C000218748_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000218748_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,310
C000218748_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,687
C000218748_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,073
C000218748_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,432
C000218748_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,483
C000218747_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI International Momentum Index Fund
C000218747_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000218747_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,330
C000218747_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,679
C000218747_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,665
C000218747_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,428
C000218747_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,837
C000218747_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity International Momentum Focus Index℠
C000218747_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000218747_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,342
C000218747_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,753
C000218747_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,780
C000218747_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,499
C000218747_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,112
C000218747_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) ex USA Index
C000218747_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000218747_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,310
C000218747_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,687
C000218747_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,073
C000218747_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,432
C000218747_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,483
C000155835_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® SAI International Low Volatility Index Fund
C000155835_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000155835_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,275
C000155835_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,729
C000155835_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,557
C000155835_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,046
C000155835_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,571
C000155835_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,196
C000155835_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,385
C000155835_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,873
C000155835_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,977
C000155835_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,798
C000155835_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity SAI International Low Volatility Index Fund Linked Index℠
C000155835_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000155835_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,225
C000155835_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,723
C000155835_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,578
C000155835_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,135
C000155835_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,664
C000155835_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,333
C000155835_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,546
C000155835_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,992
C000155835_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,207
C000155835_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,040
C000155835_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity International Low Volatility Focus Index℠
C000155835_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000155835_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,275
C000155835_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,729
C000155835_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,557
C000155835_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,201
C000155835_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,722
C000155835_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,405
C000155835_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,604
C000155835_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,057
C000155835_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,283
C000155835_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,125
C000163542_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® SAI International Index Fund
C000163542_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000163542_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,190
C000163542_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,576
C000163542_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,677
C000163542_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,004
C000163542_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,158
C000163542_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,303
C000163542_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,554
C000163542_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,491
C000163542_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,716
C000163542_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index
C000163542_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000163542_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,280
C000163542_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,715
C000163542_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,870
C000163542_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,211
C000163542_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,328
C000163542_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,574
C000163542_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,788
C000163542_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,662
C000163542_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,070
C000218746_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Emerging Markets Value Index Fund
C000218746_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000218746_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,780
C000218746_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,527
C000218746_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,868
C000218746_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,586
C000218746_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,247
C000218746_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Emerging Markets Value Focus Index℠
C000218746_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000218746_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,814
C000218746_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,782
C000218746_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,036
C000218746_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,841
C000218746_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,930
C000218746_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
C000218746_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000218746_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,298
C000218746_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,386
C000218746_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,924
C000218746_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,000
C000218746_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,786
C000206607_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI Emerging Markets Low Volatility Index Fund
C000206607_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000206607_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,110
C000206607_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,595
C000206607_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,877
C000206607_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,872
C000206607_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,999
C000206607_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,087
C000206607_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Emerging Markets Low Volatility Focus Index℠
C000206607_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000206607_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,258
C000206607_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,827
C000206607_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,283
C000206607_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,249
C000206607_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,472
C000206607_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,860
C000206607_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI (All Country World Index) ex USA Index
C000206607_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000206607_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,858
C000206607_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,590
C000206607_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,752
C000206607_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,368
C000206607_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,640
C000206607_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,497
C000163541_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® SAI Emerging Markets Index Fund
C000163541_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000163541_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,940
C000163541_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,074
C000163541_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,173
C000163541_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,680
C000163541_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,882
C000163541_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,403
C000163541_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,718
C000163541_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,063
C000163541_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,365
C000163541_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets Index
C000163541_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000163541_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,019
C000163541_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,204
C000163541_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,306
C000163541_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,888
C000163541_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,119
C000163541_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,856
C000163541_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,008
C000163541_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,418
C000163541_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,069
C000183133_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® International Sustainability Index Fund
C000183133_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000183133_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,960
C000183133_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,999
C000183133_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,279
C000183133_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,447
C000183133_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,568
C000183133_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,473
C000183133_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,801
C000183133_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,587
C000183133_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) ex USA ESG Leaders Index
C000183133_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000183133_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,000
C000183133_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,114
C000183133_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,464
C000183133_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,667
C000183133_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,934
C000183133_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,741
C000183133_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,069
C000183133_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,078
C000183133_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) ex USA Index
C000183133_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000183133_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,047
C000183133_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,155
C000183133_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,320
C000183133_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,041
C000183133_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,338
C000183133_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,809
C000183133_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,136
C000183133_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,115
C000103365_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Global ex U.S. Index Fund
C000103365_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000103365_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,068
C000103365_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,467
C000103365_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,411
C000103365_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,698
C000103365_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,413
C000103365_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,044
C000103365_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,104
C000103365_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,646
C000103365_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,863
C000103365_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,141
C000103365_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI (All Country World Index) ex USA Index
C000103365_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000103365_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,040
C000103365_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,434
C000103365_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,430
C000103365_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,741
C000103365_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,428
C000103365_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,138
C000103365_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,167
C000103365_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,660
C000103365_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,012
C000103365_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,294
C000177582_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Flex® International Index Fund
C000177582_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177582_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,790
C000177582_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,785
C000177582_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,014
C000177582_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,745
C000177582_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,188
C000177582_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,452
C000177582_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,909
C000177582_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,955
C000177582_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Flex International Linked Index
C000177582_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177582_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,809
C000177582_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,855
C000177582_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,101
C000177582_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,803
C000177582_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,326
C000177582_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,555
C000177582_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,973
C000177582_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,157
C000177582_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Global ex U.S. Index℠
C000177582_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177582_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,790
C000177582_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,815
C000177582_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,122
C000177582_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,822
C000177582_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,479
C000177582_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,651
C000177582_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,111
C000177582_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,354
C000103361_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Emerging Markets Index Fund
C000103361_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000103361_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,998
C000103361_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,889
C000103361_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,132
C000103361_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,507
C000103361_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,660
C000103361_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,998
C000103361_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,761
C000103361_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,025
C000103361_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,102
C000103361_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,680
C000103361_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Emerging Markets Index Fund Linked Index℠
C000103361_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000103361_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,019
C000103361_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,939
C000103361_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,199
C000103361_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,649
C000103361_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,778
C000103361_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,287
C000103361_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,926
C000103361_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,218
C000103361_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,566
C000103361_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,185
C000103361_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Index
C000103361_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000103361_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,931
C000103361_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,827
C000103361_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,101
C000103361_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,540
C000103361_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,660
C000103361_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,148
C000103361_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,830
C000103361_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,112
C000103361_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,433
C000103361_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,015
C000183136_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® U.S. Sustainability Index Fund
C000183136_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000183136_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,900
C000183136_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,518
C000183136_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,483
C000183136_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,829
C000183136_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,923
C000183136_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,848
C000183136_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,075
C000183136_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,745
C000183136_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA ESG Leaders Index
C000183136_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000183136_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,904
C000183136_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,542
C000183136_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,531
C000183136_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,897
C000183136_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,049
C000183136_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,970
C000183136_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,235
C000183136_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,023
C000183136_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
C000183136_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000183136_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,813
C000183136_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,530
C000183136_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,106
C000183136_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,543
C000183136_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,758
C000183136_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,257
C000183136_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,905
C000183136_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,055
C000170041_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Total International Index Fund
C000170041_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000170041_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,090
C000170041_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,448
C000170041_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,401
C000170041_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,641
C000170041_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,392
C000170041_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,167
C000170041_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,124
C000170041_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,614
C000170041_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,792
C000170041_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI (All Country World Index) ex USA Investable Market Index
C000170041_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000170041_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,131
C000170041_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,561
C000170041_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,520
C000170041_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,802
C000170041_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,530
C000170041_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,426
C000170041_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,311
C000170041_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,764
C000170041_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 17,130